Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 721	€ 684
Not recognized deferred tax asset	247	224
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	58	62
Not recognized deferred tax asset	16	15
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	9	24
Not recognized deferred tax asset	2	4
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Not recognized deferred tax asset	59	55
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	655	598
Not recognized deferred tax asset	€ 169	€ 151